Finance Expense	12 Months Ended
Dec. 31, 2023
Disclosure of finance expense [abstract]
Finance expense	Finance expense

	United States Dollar
Figures in millions unless otherwise stated	2023	2022	2021

Interest expense – environmental rehabilitation	(21.8)	(11.8)	(8.6)
Unwinding of discount rate on silicosis settlement costs	(0.9)	(1.0)	(1.1)
Interest expense – lease liability	(22.7)	(22.5)	(24.1)
Interest expense – borrowings	(82.4)	(75.1)	(79.6)
Borrowing costs capitalised[1]	64.9	37.9	12.5
Total finance expense	(62.9)	(72.5)	(100.9)
[1]Borrowing costs capitalised of US$64.9 million (2022: US$37.9 million and 2021: US$12.5 million) comprise borrowing costs relating to general borrowings.
[2]Interest paid amounts to US$104.8 million (2022: US$97.2 million and 2021: US$103.2 million) and comprises interest expense - lease liability of
US$22.7 million (2022: US$22.5 million and 2021: US$24.1 million), interest expense - borrowings of US$82.4 million (2022: US$75.1 million  and
2021: US$79.6 million), partially offset by non-cash interest of US$0.3 million  (2022: US$0.4 million and 2021: US$0.5 million).